CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACT LIABILITIES [abstract]
Schedule of contract liabilities
	2018	2019

Contract Liabilities	2,036	2,231
-Current	2,036	2,231